Share-based Compensation - Hutchmed Share Option Activity (Details) - Hutchmed Share Option Scheme - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation
Weighted average grant date fair value of share options (in US$ per share)			$ 1.29	$ 1.14
Number of share options
Outstanding as at beginning of period (in shares)			29,536,655	39,521,395
Granted (in shares)			2,965,328	1,221,900
Exercised (in shares)			(344,825)	(6,480,930)
Cancelled (in shares)			(892,600)	(2,832,340)
Expired (in shares)			(1,624,285)	(1,893,370)
Outstanding as at end of period (in shares)			29,640,273	29,536,655	39,521,395
Vested and exercisable (in shares)			21,186,120	18,198,170
Weighted average exercise price in US$ per share
Outstanding balance as at beginning of period (in US$ per share)			$ 4.57	$ 4.34
Granted (in US$ per share)			3.69	2.5
Exercised (in US$ per share)			2.29	2.3
Cancelled (in US$ per share)			4.38	4.61
Expired (in US$ per share)			5.23	5.55
Outstanding balance as at end of period (in US$ per share)			4.47	4.57	$ 4.34
Vested and exercisable (in US$ per share)			$ 4.92	$ 5.1
Weighted average remaining contractual life (years)
Outstanding (in years)			5 years 11 months 26 days	6 years 8 months 1 day	6 years 6 months 18 days
Vested and exercisable (in years)			5 years 1 month 17 days	5 years 10 months 28 days
Aggregate intrinsic value in US$'000
Outstanding (in US$'000)			$ 3,804	$ 9,924	$ 11,525
Vested and exercisable (in US$'000)			$ 1,387	$ 1,753
Executive director
Share-based Compensation
Vesting period			3 years
Weighted average grant date fair value of share options (in US$ per share)	$ 1.24	$ 1.29
Number of share options
Granted (in shares)	1,405,767	1,359,561	2,765,328